Background Information (Details) - USD ($)												4 Months Ended	5 Months Ended	9 Months Ended
	Oct. 31, 2025	Oct. 21, 2025	Oct. 15, 2025	Oct. 14, 2025	Sep. 03, 2025	Aug. 27, 2025	Aug. 20, 2025	Aug. 14, 2025	Aug. 13, 2025	Jul. 07, 2025	Jul. 03, 2025	Sep. 30, 2025	May 23, 2025	Sep. 30, 2025	Sep. 30, 2024
Background Information (Details) [Line Items]
Senior notes to offered totaling amount											$ 3,500,000,000
Percenatge of acquisition										90.00%
Investment										$ 6,300,000				$ 45,100,000
Acquisition of production facility									$ 100,000,000
Llimit of funds									600,000,000
Repurchase of shares									41,008,292
Repurchase amount									$ 600,000,000
Dividends													$ 260,331,000		$ 3,081,000
JBS USA Holding Lux S.à r.l [Member]
Background Information (Details) [Line Items]
Senior notes to offered totaling amount											$ 1,250,000,000
Percentage of annual coupon											5.50%
JBS USA Food Company [Member]
Background Information (Details) [Line Items]
Senior notes to offered totaling amount											$ 1,250,000,000
Percentage of annual coupon											6.25%
JBS USA Foods Group Holdings, Inc., [Member]
Background Information (Details) [Line Items]
Senior notes to offered totaling amount											$ 1,000,000,000
Percentage of annual coupon											6.375%
JBS S.A [Member]
Background Information (Details) [Line Items]
Dividends					$ 90,000,000	$ 120,000,000	$ 150,000,000	$ 60,500,000						$ 420,500,000
Subsequent Events [Member]
Background Information (Details) [Line Items]
Percentage of acquisition				100.00%
Acquisition				$ 1,300,000
Subsequent Events [Member] | JBS S.A [Member]
Background Information (Details) [Line Items]
Dividends		$ 75,000,000	$ 75,000,000
Subsequent Events [Member] | JBS S.A [Member] | Top of range [member]
Background Information (Details) [Line Items]
Dividends	$ 200,000,000
Subsequent Events [Member] | JBS S.A [Member] | Bottom of range [member]
Background Information (Details) [Line Items]
Dividends	$ 50,000,000